Organization and Principal Activities (Details) - Schedule of subsidiaries	12 Months Ended
Dec. 31, 2020
Scienjoy Inc. [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	Cayman Islands
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Mar. 02, 2017
Scienjoy International Limited (“Scienjoy HK”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	Hong Kong
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	May 18, 2017
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WX” or “WFOE”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Oct. 17, 2017
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Jul. 05, 2018
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	May 09, 2017
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Mar. 02, 2016
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	Hong Kong
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Dec. 18, 2017
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Date of incorporation	Jul. 23, 2020
Holgus Sixiang Haohan Internet Technology Co., Ltd.(“Holgus H”) (a wholly owned subsidiary of ZH) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Date of incorporation	Dec. 11, 2020
Sixiang ZhiHui(HaiNan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Dec. 23, 2020
ZhiHui QiYuan(HaiNan) Investment Co,. Ltd (“QYHN”) (a wholly owned subsidiary of ZH) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Mar. 02, 2021
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Date of incorporation	Jan. 22, 2019
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Oct. 28, 2011
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Apr. 18, 2016
Beijing Le Hai Technology Co., Ltd. (“LH”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Jun. 16, 2015
Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Jul. 18, 2018
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Aug. 08, 2016
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF) [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Date of incorporation	Sep. 22, 2016